Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible debt	$ 14,000	$ 1,749,764	$ 605,000
Convertible debt - net	9,068	354,057	273,739
Secured debt	20,808	26,236	187,500
Unsecured debt - net	1,438,359	1,208,689	78,249
Total debt	1,468,235	1,588,982	539,488
Less: current portion	(1,353,553)	(1,281,742)	(289,488)
Long term debt	114,682	307,240	250,000
Convertible Debt [Member]
Convertible debt	14,000	1,749,764	605,000	897,500
Less: debt discount	(4,932)	(1,395,707)	(331,261)
Auto Loan [Member]
Secured debt	20,808	26,236	187,500	0
Unsecured Debt [Member]
Convertible debt	4,471,996	2,380,432	78,249	30,000
Less: debt discount	(3,033,637)	(1,171,626)	0
Secured Debt [Member]
Convertible debt		$ 0	$ 187,500	$ 0